ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.   ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$

Advance from end users*	1,218	1,197
Deposit from customers**	485	2,968
Business tax and other taxes payable	120	131
Professional fees and services payable	1,276	1,260
Promotional events payables	347	362
Unfavorable contract - current	5,407	1,080
Others	496	980
Accrued expenses and other current liabilities	9,349	7,978

*     Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.

**   Deposit from customers represents deposit payments received by the Group from customers in the data center business.